Financial Risk Management - Changes in Financial Assets Classified as Level 3 of Fair Value Measurements (Details) - Level 3 [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	₩ 101,543	₩ 87,027
Acquisition	1,422	5,470
Disposal		(128)
Valuation	2,914	(2,809)
Changes in foreign exchange rates	(2,571)	11,983
Ending Balance	103,308	101,543
Convertible Securities
Disclosure of fair value measurement of assets [line items]
Begining Balance	1,470	3,127
Disposal	(1,399)	(1,838)
Changes in foreign exchange rates	₩ (71)	181
Ending Balance		₩ 1,470